Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - Trade receivables - Accumulated impairment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in the bad debt provision
Bad debt provisions, opening balance	€ 31,576	€ 32,291	€ 24,009
Net charges for the year	5,302	7,322	14,074
Net cancellations for the year	(16,511)	(7,237)	(6,949)
Transfers		47	53
Translation differences	500	(847)	1,104
Bad debt provisions, closing balance	€ 20,867	€ 31,576	€ 32,291